Notional And Fair Value Of Deliverable And Non-Deliverable Foreign-Exchange Forward Contracts And Option (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Foreign Exchange Forward | Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	$ 55,000	$ 100,970
Fair Value	1,185	1,518
Foreign Exchange Forward | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	170,500	66,000
Foreign Exchange Forward And Option Contracts | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	243,539	96,000
Fair Value	$ (184)	$ 1,015